LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
LOANS RECEIVABLE, NET [Abstract]
LOANS RECEIVABLE, NET
6.	LOANS RECEIVABLE, NET

Consumer and Small Medium sized Enterprises (“SME”) loans primarily consist of loans receivable provided to both Shopee buyers and sellers. On the buyer side, the Company offers consumption loans (SPayLater) which gives users the ability to complete their purchase first and make the payment later or in instalments, and cash loans which allows users to meet their short-term borrowing needs. On the seller side, the Company offers unsecured SME loans to help sellers expand their operations and fast escrow services to help sellers receive their funds faster and improve cash flow management.

The Company monitors credit quality for all loans receivable on a recurring basis by evaluating the customers’ prior repayment history available internally and external sources information, where applicable. The Company uses delinquency status and trends to assist in making new and ongoing credit decisions, and to plan its collection practices and strategies. The following table presents the loans receivable by each of the loan portfolio:

	As of December 31,
	2022 $	2023 $

Consumer and SME loans	2,268,844	2,656,484
Other loans	45,405	150,297
	2,314,249	2,806,781
Allowance for credit losses	(238,819)	(321,568)
	2,075,430	2,485,213

Transfers of loans receivable that do not qualify for sale accounting continue to be reported on the Company’s consolidated balance sheets. As of December 31, 2022 and 2023, $39,001 and $133,578, respectively, of such loans receivable remained outstanding (see Note 12).

The following table is a summary of the delinquency status of the loans receivable by year of origination:

	As of December 31, 2022
	Year of origination
	2022	2021	2020	2019	2018	Prior	Total
Consumer and SME loans	$	$	$	$	$	$	$
Delinquency:
Current	2,050,721	641	807	2,790	1,702	786	2,057,447
Past due
- 1 to 30 days	70,761	206	143	97	66	14	71,287
- 31 to 60 days	49,493	341	96	490	560	190	51,170
- 61 to 90 days	44,065	581	18	16	22	–	44,702
- More than 90 days	26,308	16,718	913	146	39	114	44,238
	2,241,348	18,487	1,977	3,539	2,389	1,104	2,268,844

Other loans
Delinquency:
Current	918	6,159	30,778	4,134	1,282	923	44,194
Past due
- 1 to 30 days	10	37	117	148	13	–	325
- 31 to 60 days	–	–	38	249	32	–	319
- 61 to 90 days	–	22	–	1	42	2	67
- More than 90 days	–	64	105	212	79	40	500
	928	6,282	31,038	4,744	1,448	965	45,405

	As of December 31, 2023
	Year of origination
	2023	2022	2021	2020	2019	Prior	Total
Consumer and SME loans	$	$	$	$	$	$	$
Delinquency:
Current	2,448,363	4,934	–	–	–	–	2,453,297
Past due
- 1 to 30 days	64,015	1,054	–	–	–	–	65,069
- 31 to 60 days	49,419	925	–	–	–	–	50,344
- 61 to 90 days	42,239	2,054	–	–	–	–	44,293
- More than 90 days	41,843	1,638	–	–	–	–	43,481
	2,645,879	10,605	–	–	–	–	2,656,484
Current period gross write-off	182,145	358,503	4,834	–	–	–	545,482

Other loans
Delinquency:
Current	104,770	927	399	30,769	3,132	2,214	142,211
Past due
- 1 to 30 days	4,660	8	6	98	86	17	4,875
- 31 to 60 days	1,776	4	30	38	260	275	2,383
- 61 to 90 days	10	9	–	28	51	16	114
- More than 90 days	69	52	17	210	242	124	714
	111,285	1,000	452	31,143	3,771	2,646	150,297
Current period gross write-off	–	16	12	205	775	220	1,228

An analysis of the loans receivable’s allowance for credit losses by portfolio segment is as follows:

	Consumer and SME loans $	Other loans $	Total $
Balance as of January 1, 2022	89,977	7,699	97,676
Provision for credit losses	494,815	(1,202)	493,613
Write-off of loans receivable	(331,401)	(4,772)	(336,173)
Exchange differences	(16,012)	(285)	(16,297)
Balance as of December 31, 2022	237,379	1,440	238,819
Provision for credit losses	624,143	3,785	627,928
Write-off of loans receivable	(545,482)	(1,228)	(546,710)
Exchange differences	1,518	13	1,531
Balance as of December 31, 2023	317,558	4,010	321,568